Regulatory Matters - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Regulatory Liabilities [Line Items]
Other income	$ 6.3	$ 5.7	$ 12.9	$ 11.3
Mountain View Fire
Regulatory Liabilities [Line Items]
Wildlife memerandum account write-off			$ 17.2